FORM D

06026659

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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DATE RECEIVED	

FORM D
NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering (☐ check if this is an amendment and name has changed, and indicate change.)

Abacus Mining & Exploration Corporation February 2006 Private Placement

Filing Under (Check box(es) that apply): ☐Rule 504 ☐Rule 505 ☒Rule 506 ☐Section 4(6) ~~ULOE~~

Type of Filing ☒New Filing ☐Amendment No. 1

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.) 1284237

Abacus Mining & Exploration Corp.

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
Suite 615 – 800 West Pender Street, Vancouver, British Columbia, V6C 2V6	**(604) 682 - 0301**
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices)	Telephone Number (Including Area Code)

Brief Description of Business

Junior Natural Resource – Mining

Type of Business Organization

☒ corporation ☐ limited partnership, already formed ☐ LLC, already formed ☐ other (please specify):

☐ business trust ☐ limited partnership, to be formed ☐ LLC, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 10 Year 83 ☒ Actual ☐Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) CN

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix in the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:

- Each promoter of the issuer, if the issuer has been organized within the past five years;
- Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
- Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
- Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
Fulcher, Douglas

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 615 – 800 West Pender Street, Vancouver, British Columbia, V6C 2V6

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
Nesbitt, Archibald J.

Business or Residence Address (Number and Street, City, State, Zip Code)
30078 Township Road 250, Calgary, Alberta, T3Z 1L5

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
Friesen, Robert

Business or Residence Address (Number and Street, City, State, Zip Code)
23 – 758 Riverside Drive, Port Coquitlam, British Columbia, V3B 7V8

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Officer ☒ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
McInnis, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
34 – 4055 Indian River Drive, North Vancouver, British Columbia, V7A 2R7

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
Nicol, Paddy

Business or Residence Address (Number and Street, City, State, Zip Code)
Suite 615 – 800 West Pender Street, Vancouver, British Columbia, V6C 2V6

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☒ Executive Officer ☐ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)
McCue, David J.

Business or Residence Address (Number and Street, City, State, Zip Code)
1710 – 1177 West Hastings Street, Vancouver, British Columbia, V3E 2L3

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General Partner Managing Partner

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ☐ No ☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $ N/A

3. Does the offering permit joint ownership of a single unit? Yes ☒ No ☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

PLEASE SEE EXHIBIT "A" ON BACK OF THIS FORM D.

Full Name (Last name first, if individual)

Salman Partners (USA) Inc.

Business or Residence Address (Number and Street, City, State, Zip Code)

Suite 2230 – 885 West Georgia Street, Vancouver, B.C. V6C 3E8

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐AL	☐AK	☐AZ	☐AR	☐CA	☐CO	☒CT	☐DE	☐DC	☐FL	☐GA	☐HI	☐ID
☐IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☐MD	☐MA	☐MI	☐MN	☐MS	☐MO
☐MT	☐NE	☐NV	☐NH	☐NJ	☐NM	☒NY	☐NC	☐ND	☐OH	☐OK	☐OR	☐PA
☐RI	☐SC	☐SD	☐TN	☐TX	☐UT	☐VT	☐VA	☐WA	☐WV	☐WI	☐WY	☐PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐AL	☐AK	☐AZ	☐AR	☐CA	☐CO	☐CT	☐DE	☐DC	☐FL	☐GA	☐HI	☐ID
☐IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☐MD	☐MA	☐MI	☐MN	☐MS	☐MO
☐MT	☐NE	☐NV	☐NH	☐NJ	☐NM	☐NY	☐NC	☐ND	☐OH	☐OK	☐OR	☐PA
☐RI	☐SC	☐SD	☐TN	☐TX	☐UT	☐VT	☐VA	☐WA	☐WV	☐WI	☐WY	☐PR

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers

(Check "All States" or check individual States) ☐ All States

☐AL	☐AK	☐AZ	☐AR	☐CA	☐CO	☐CT	☐DE	☐DC	☐FL	☐GA	☐HI	☐ID
☐IL	☐IN	☐IA	☐KS	☐KY	☐LA	☐ME	☐MD	☐MA	☐MI	☐MN	☐MS	☐MO
☐MT	☐NE	☐NV	☐NH	☐NJ	☐NM	☐NY	☐NC	☐ND	☐OH	☐OK	☐OR	☐PA
☐RI	☐SC	☐SD	☐TN	☐TX	☐UT	☐VT	☐VA	☐WA	☐WV	☐WI	☐WY	☐PR

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$	$
Equity	$	$
☐ Common ☐ Preferred		
Convertible Securities (including warrants)	$	$
Partnership Interests	$	$
Other (Specify)....UNITS – PLEASE SEE EXHIBIT "A" ON BACK OF THIS FORM	$ 12,500,000	$ 12,500,000
Total	$ 12,500,000	$ 12,500,000

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number of Investors	Aggregate Dollar Amount of Purchases
Accredited Investors......PLEASE SEE EXHIBIT "A" ON BACK OF THIS FORM D.	$ 2	$ 1,866,207
Non-accredited Investors	$ 0	$ 0
Total (for filings under Rule 504 only)	$	$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C - Question 1.

Type of offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☒	$ 2,500
Printing and Engraving Costs	☐	$ -
Legal Fees	☒	$ 62,000
Accounting Fees	☐	$ -
Engineering Fees	☐	$ -
Sales Commissions (specify finders' fees separately)	☒	$ 812,500
Other Expenses (identify) - Regulatory Filings	☒	$ 27,500
Total	☒	$ 904,500

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

b. Enter the difference between the aggregate offering price given in response to Part C – Question 1 and total expenses furnished in response to Part C - Question 4.a. This difference is the "adjusted gross proceeds to the issuer." .... $ 11,595,500

5. Indicate below the amount of the adjusted gross proceeds to the issuer used or proposed to be used for each of the purposes shown. If the amount for any purpose is not known, furnish an estimate and check the box to the left of the estimate. The total of the payments listed must equal the adjusted gross proceeds to the issuer set forth in response to Part C - Question 4.b above.

	Payments to Officers, Directors, & Affiliates	Payments To Others
Salaries and fees	☐ $	☐ $
Purchase of real estate	☐ $	☐ $
Purchase, rental or leasing and installation of machinery and equipment	☐ $	☐ $
Construction or leasing of plant buildings and facilities	☐ $	☐ $
Acquisition of other businesses (including the value of securities involved in this offering that may be used in exchange for the assets or securities of another issuer pursuant to a merger)	☐ $	☐ $
Repayment of indebtedness	☐ $	☒ $ 4,300,000
Working capital	☐ $	☒ $ 2,120,500
Other (specify) Mineral Exploration Costs	☐ $	☒ $ 5,175,000
Column Totals	☐ $ -	☒ $ 11,595,500
Total Payments Listed (column totals added)	☒ $ 11,595,500	

D. FEDERAL SIGNATURE

The issuer has duly caused this notice to be signed by the undersigned duly authorized person. If this notice is filed under Rule 505, the following signature constitutes an undertaking by the issuer to furnish to the U.S. Securities and Exchange Commission, upon written request of its staff, the information furnished by the issuer to any non-accredited investor pursuant to paragraph (b)(2) of Rule 502.

Issuer (Print or Type)	Signature	Date
Abacus Mining & Exploration Corporation	[signature]	*February 24, 2006*
Name of Signer (Print or Type)	~~Title of Signer~~ (Print or Type)	
Paddy Nicol	*Director and Chief Financial Officer*	

ATTENTION
Intentional misstatements or omissions of fact constitute federal criminal violations. (See 18 U.S.C. 1001.)

ABACUS MINING & EXPLORATION CORP.
EXHIBIT A TO FORM D

"Item B.4" of Form D

The offering referred to herein closed on February 16, 2006 and was effected in the United States pursuant to Rule 506 of Regulation D and outside the United States pursuant to Rule 903 of Regulation S.

The Units were offered and sold within the United States only by the U.S. affiliate of Salman Partners Inc. (known as Salman Partners (USA) Inc.), to an investment fund company headquartered in the State of New York and a limited liability company headquartered in the State of Connecticut, such investors being "Accredited Investors," as defined in Rule 501(a) of Regulation D, in accordance with Rule 506 thereof.

"Item C.1" of Form D

The Issuer has sold 20,000,000 of its Units (the "Units"), each Unit consisting of one common share ("Share") and one-half of one common share purchase warrant ("Warrant"), at an average price of $0.517 USD [$0.60 CAD] per Unit for total Unit proceeds of $10,344,828 USD [$12,000,000 CAD].

The Issuer has also sold 3,571,429 of its Flow-Through Units (the "Flow-Through Units"), each Flow-Through Unit consisting of one Share issued on a flow-through basis and one-half of one Warrant, at an average price of $0.603 USD [$0.70 CAD] per Flow-Through Unit for total Flow-Through Unit proceeds of $2,155,172 USD [$2,500,000 CAD].

Taken together, the total Unit and Flow-Through Unit proceeds result in an aggregate offering amount of $12,500,000 USD [$14,500,000 CAD].

"Item C.2" of Form D

Of the Units sold, 3,608,000 Units were sold in the United States for proceeds of $1,866,207 US [$2,164,800 CAD].

All amounts on this Form D were converted to U.S. dollars from Canadian dollars using an exchange rate of $1.16 as of February 16, 2006, the closing date of this offering.